Financial assets	6 Months Ended
Jun. 30, 2020
Disclosure of financial assets [abstract]
Financial assets	Financial assets
a)   Breakdown
The detail, by nature and category for measurement purposes, of the Group's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2020 and 31 December 2019 is as follows, presented by the nature and categories for valuation purposes:

	Million euros
	30-06-2020
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	84,006
Equity instruments	7,782	3,317		2,228
Debt instruments	32,062	785	2,932	112,041	27,167
Loans and advances	295	1,800	88,436	8,291	949,131
Central Banks	—	—	4,862	—	12,161
Credit institutions	6	—	49,953	—	46,175
Customers	289	1,800	33,621	8,291	890,795
Total	124,145	5,902	91,368	122,560	976,298

	Million euros
	31-12-2019
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	63,397
Equity instruments	12,437	3,350		2,863
Debt instruments	32,041	1,175	3,186	118,405	29,789
Loans and advances	355	386	58,883	4,440	965,693
Central Banks	—	—	6,473	—	18,474
Credit institutions	—	—	21,649	—	40,943
Customers	355	386	30,761	4,440	906,276
Total	108,230	4,911	62,069	125,708	995,482
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2020 and 31 December 2019:

	Million euros
	30-06-2020				31-12-2019
	Impairment value correction				Impairment value correction
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	120,256	89	6	120,351	122,469	387	6	122,862
Debt instruments	112,005	42	6	112,053	118,023	387	6	118,416
Loans and advances	8,251	47	—	8,298	4,446	—	—	4,446
Central Banks	—	—	—	—	—	—	—	—
Credit institutions	—	—	—	—	—	—	—	—
Customers	8,251	47	—	8,298	4,446	—	—	4,446
Financial assets at amortised cost	908,760	58,613	31,558	998,931	934,475	50,535	32,479	1,017,489
Debt instruments	26,916	79	442	27,437	29,552	59	641	30,252
Loans and advances	881,844	58,534	31,116	971,494	904,923	50,476	31,838	987,237
Central Banks	12,161	—	—	12,161	18,474	—	—	18,474
Credit institutions	46,184	—	1	46,185	40,956	—	1	40,957
Customers	823,499	58,534	31,115	913,148	845,493	50,476	31,837	927,806
Total	1,029,016	58,702	31,564	1,119,282	1,056,944	50,922	32,485	1,140,351

On 30 June 2020, the Group has EUR 622 million (EUR 706 million on 31 December 2019) of exposure in impaired assets purchased with impairment, which mainly correspond to the business combinations carried out by the Group.
b)    Impairment allowances of financial assets at amortised cost portfolio
The following is the movement that has taken place, during the first six months ended 30 June 2020 and 2019, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	Million euros
	30-06-2020	30-06-2019
Balance as at beginning of period	22,713	23,945

Impairment losses charged to income for the period	7,441	5,199
Of which:
Impairment losses charged to income	12,616	9,697
Impairment losses reversed with a credit to income	(5,175)	(4,498)
Write-off of impaired balances against recorded impairment allowance	(5,183)	(6,246)
Exchange differences and other	(1,716)	434

Balance as at end of period	23,255	23,332

Of which, relating to:
Impaired assets	13,571	15,110
Other assets	9,684	8,222

Of which:
Individually calculated	3,358	4,983
Collectively calculated	19,897	18,349
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" as at 30 June 2020:

	Million euros
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,835	4,474	13,933	22,242
Transfers between stages	(722)	694	2,622	2,594
Net changes of the exposure and modifications in the credit risk	2,328	(327)	2,911	4,912
Write-offs	—	—	(5,057)	(5,057)
Exchange differences and other	(333)	(290)	(1,093)	(1,716)
Carrying amount as of 30 June 2020	5,108	4,551	13,316	22,975
Previously written-off assets recovered during the first six months of 2020 and 2019 amount to EUR 543 million and to EUR 837 million, respectively. In addition, an amount of EUR 129 million has been recognized in the account for losses due to renegotiation or contractual modification. Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 7,027 million and EUR 4,362 million, respectively.
c)    Impaired assets of financial assets at amortised cost portfolio
The movement produced, during the first six months ended 30 June 2020 and 2019, in the balance of financial assets classified at amortised cost and considered doubtful by reason for the credit risk is as follows:

	Million euros
	30-06-2020	30-06-2019
Balance as at beginning of period	33,184	35,091
Net additions	5,586	4,581
Written-off assets	(5,183)	(6,246)
Exchange differences and other	(1,407)	343
Balance as at end of period	32,180	33,769

This amount, after deducting the related allowances, represents the Group's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
d)    Guarantees received
Following is the breakdown of the value of the guarantees received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real guarantees and other guarantees as of 30 June 2020 and 31 December 2019:

	Million euros
	30-06-2020	31-12-2019
Real guarantees value	543,675	556,206
Of which: non-performing risks	12,481	12,719
Other guarantees value	67,185	51,221
Of which: non-performing risks	932	1,225
Total value of the guarantees received	610,860	607,427
e)     Fair value of financial assets not measured at fair value
Following is a comparison of the carrying amounts of the Group’s financial assets measured at other than fair value and their respective fair values at 30 June 2020 and 31 December 2019:

	Million euros			Million euros
	30-06-2020			31-12-2019
	Carrying amount	Fair value		Carrying amount	Fair value
Loans and advances	949,131	960,074	Loans and advances	965,693	975,523
Debt instruments	27,167	27,762	Debt instruments	29,789	30,031
ASSETS	976,298	987,836	ASSETS	995,482	1,005,554

The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 51.c of the consolidated annual accounts for the year 2019.